Note Segment reporting (Results of Operations) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Net Interest income (expense)	$ 1,422,055	$ 1,408,983	$ 945,072
Provision for loan losses	170,016	241,478	270,134
Non interest Income	297,936	519,541	386,515
Amortization of intangibles	12,144	11,019	8,160
Goodwill impairment charge	3,801	0	0
Depreciation expense	46,874	47,474	46,327
Loss on early extinguishment of debt	0	0	532
Other operating expenses	1,192,816	1,229,728	1,138,665
Income tax expense	78,784	(495,172)	58,279
Income (loss) from continuing operations	215,556	893,997	(190,510)
Assets	38,661,609	35,761,733	33,086,771
Reportable Segment
Segment Reporting Information [Line Items]
Net Interest income (expense)	1,482,713	1,470,964	1,446,590
Provision for loan losses	170,051	241,443	270,334
Non interest Income	264,900	487,578	347,570
Amortization of intangibles	12,144	11,019	8,160
Goodwill impairment charge	3,801
Depreciation expense	46,220	46,712	45,679
Loss on early extinguishment of debt			532
Other operating expenses	1,126,700	1,158,303	1,068,658
Income tax expense	112,419	(464,680)	81,074
Income (loss) from continuing operations	276,278	965,745	319,723
Assets	38,439,896	35,558,314	32,869,630
Intersegment Elimination
Segment Reporting Information [Line Items]
Net Interest income (expense)	(474)	0	0
Provision for loan losses	0	0	0
Non interest Income	(119)	125	0
Amortization of intangibles	0	0	0
Goodwill impairment charge	0
Depreciation expense	0	0	0
Loss on early extinguishment of debt			0
Other operating expenses	(779)	0	0
Income tax expense	92	0	0
Income (loss) from continuing operations	94	125	0
Assets	(31,397)	(129,038)	(17,972)
Corporate
Segment Reporting Information [Line Items]
Net Interest income (expense)	(60,658)	(61,981)	(501,518)
Provision for loan losses	(35)	35	(200)
Non interest Income	35,705	34,486	41,695
Amortization of intangibles	0	0	0
Goodwill impairment charge	0
Depreciation expense	654	762	648
Loss on early extinguishment of debt			0
Other operating expenses	68,694	74,212	72,759
Income tax expense	(33,617)	(30,595)	(22,796)
Income (loss) from continuing operations	(60,649)	(71,909)	(510,234)
Assets	4,982,113	4,945,704	4,927,448
Eliminations
Segment Reporting Information [Line Items]
Net Interest income (expense)	0	0	0
Provision for loan losses	0	0	0
Non interest Income	(2,669)	(2,523)	(2,750)
Amortization of intangibles	0	0	0
Goodwill impairment charge	0
Depreciation expense	0	0	0
Loss on early extinguishment of debt			0
Other operating expenses	(2,578)	(2,787)	(2,752)
Income tax expense	(18)	103	1
Income (loss) from continuing operations	(73)	161	1
Assets	(4,760,400)	(4,742,285)	(4,710,307)
Banco Popular de Puerto Rico
Segment Reporting Information [Line Items]
Goodwill impairment charge	3,801	0
Banco Popular de Puerto Rico | Reportable Segment
Segment Reporting Information [Line Items]
Net Interest income (expense)	1,224,771	1,231,585	1,288,889
Provision for loan losses	154,785	240,817	289,184
Non interest Income	243,368	464,786	283,251
Amortization of intangibles	11,479	10,465	7,351
Goodwill impairment charge	3,801
Depreciation expense	39,505	40,440	39,062
Loss on early extinguishment of debt			0
Other operating expenses	952,894	970,201	884,289
Income tax expense	75,615	116,058	77,973
Income (loss) from continuing operations	230,060	318,390	274,281
Assets	29,841,854	27,907,350	27,384,169
Banco Popular de Puerto Rico | Commercial Banking | Reportable Segment
Segment Reporting Information [Line Items]
Net Interest income (expense)	472,948	457,119	512,920
Provision for loan losses	12,884	101,840	138,247
Non interest Income	(91,411)	113,697	6,217
Amortization of intangibles	145	7	4
Goodwill impairment charge	0
Depreciation expense	16,956	16,984	16,445
Other operating expenses	251,375	281,995	257,970
Income tax expense	41,639	48,793	22,899
Income (loss) from continuing operations	58,538	121,197	83,572
Assets	15,263,278	12,169,349	11,508,845
Banco Popular de Puerto Rico | Consumer and Retail Banking | Reportable Segment
Segment Reporting Information [Line Items]
Net Interest income (expense)	742,854	760,157	766,758
Provision for loan losses	141,901	138,977	150,937
Non interest Income	232,113	248,024	178,434
Amortization of intangibles	7,042	7,330	6,836
Goodwill impairment charge	0
Depreciation expense	21,684	22,385	21,513
Other operating expenses	631,234	617,973	558,521
Income tax expense	24,068	55,429	38,825
Income (loss) from continuing operations	149,038	166,087	168,560
Assets	17,592,743	15,662,115	17,654,762
Banco Popular de Puerto Rico | Other Financial Services | Reportable Segment
Segment Reporting Information [Line Items]
Net Interest income (expense)	6,172	7,793	9,207
Provision for loan losses	0	0	0
Non interest Income	103,005	103,464	98,794
Amortization of intangibles	4,292	3,128	511
Goodwill impairment charge	3,801
Depreciation expense	865	1,071	1,104
Other operating expenses	70,624	70,632	67,992
Income tax expense	9,908	11,836	16,249
Income (loss) from continuing operations	19,687	24,590	22,145
Assets	406,429	392,658	591,955
Banco Popular de Puerto Rico | Eliminations | Reportable Segment
Segment Reporting Information [Line Items]
Net Interest income (expense)	2,797	6,516	4
Provision for loan losses	0	0	0
Non interest Income	(339)	(399)	(194)
Amortization of intangibles	0	0	0
Goodwill impairment charge	0
Depreciation expense	0	0	0
Other operating expenses	(339)	(399)	(194)
Income tax expense	0	0	0
Income (loss) from continuing operations	2,797	6,516	4
Assets	(3,420,596)	(316,772)	(2,371,393)
Banco Popular North America
Segment Reporting Information [Line Items]
Goodwill impairment charge	0	0
Banco Popular North America | Reportable Segment
Segment Reporting Information [Line Items]
Net Interest income (expense)	258,416	239,379	157,701
Provision for loan losses	15,266	626	(18,850)
Non interest Income	21,651	22,667	64,319
Amortization of intangibles	665	554	809
Goodwill impairment charge	0
Depreciation expense	6,715	6,272	6,617
Loss on early extinguishment of debt			532
Other operating expenses	174,585	188,102	184,369
Income tax expense	36,712	(580,738)	3,101
Income (loss) from continuing operations	46,124	647,230	45,442
Assets	$ 8,629,439	$ 7,780,002	$ 5,503,433